Segments Results (Schedule of Components of Results of Operations by Segment) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012
Segment Reporting Information [Line Items]
Revenues	$ 30,575	$ 28,508	$ 89,318	$ 84,035	$ 113,400
Gross income	7,488	6,984	21,902	19,785	27,147
Sales and marketing	2,410	1,922	6,940	5,269	7,388
General and administrative	3,546	2,494	8,745	7,519	10,106
Operating income	1,532	2,568	6,217	6,997	9,653
Financial income (expenses), net	(57)	822	(326)	1,202	1,521
Income before taxes on income	1,475	3,390	5,891	8,199	11,174
Depreciation and amortization	2,390	2,241	6,684	6,677	8,883
Mobile Satellite Communication Services [Member]
Segment Reporting Information [Line Items]
Revenues	2,731	2,305	8,011	6,434	8,956
Gross income	514	382	1,660	894	1,587
Depreciation and amortization	76	83	236	251	536
Content Management and Distribution Services [Member]
Segment Reporting Information [Line Items]
Revenues	27,844	26,203	81,307	77,601	104,444
Gross income	6,974	6,602	20,242	18,891	25,560
Depreciation and amortization	$ 2,314	$ 2,158	$ 6,448	$ 6,426	$ 8,347